OTHER EXPENSES - Schedule of other expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER EXPENSES
Total	$ 399,124	$ 882,127	$ 229,669
Lawsuit provision expense
OTHER EXPENSES
Total	175,209	35,201	10,281
Customs tax penalty expense
OTHER EXPENSES
Total	103,714
Customs tax provision expense
OTHER EXPENSES
Total	78,232	591,982
Donations and grant
OTHER EXPENSES
Total	7,857	91,299	203,654
Tax base increase
OTHER EXPENSES
Total		85,448
Other
OTHER EXPENSES
Total	$ 34,112	$ 78,197	$ 15,734